Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2018
Other Income and Expenses [Abstract]
Components of Other Operating Expense, Net

Other operating expense, net is comprised of the following:

	Yen in millions
	March 31
	2016	2017	2018
Gain on sale of the U.S. headquarters building*1	(6,545)	—	—
Gain on sale of Sony City Osaki*1	(4,914)	(4,914)	(4,914)
Gain on sale and issuance of M3 shares*2	(2)	(37,167)	(18)
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net*3	(31,778)	(4,259)	(29,595)
(Gain) loss on sale, disposal or impairment of assets, net*4	90,410	195,341	38,599

	47,171	149,001	4,072

*1	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.

*2	Refer to Note 5.

*3	Refer to Notes 24 and 25.

*4	Refer to Notes 9, 13, 19 and 25.